Basis of Preparation and Accounting (Tables)	12 Months Ended
Dec. 31, 2021
Basis of preparation and accounting [Abstract]
Schedule of revised Statement of Financial Position for the historical periods
	As of December 31, 2020			As of January 1, 2020
Balance Sheet, restated	As reported	Restatement Adjustments	As restated	As reported	Restatement Adjustments	As restated
Current liabilities
Borrowings	102,621	12,159	114,780	90,157	9,818	99,975
Trade and other payables, net	106,275	(12,159)	94,116	114,426	(9,818)	104,608

	As of June 30, 2021
Balance Sheet, restated	As reported	Restatement Adjustments	As restated
Current liabilities
Borrowings	95,262	17,479	112,741
Trade and other payables, net	113,117	(17,479)	95,638

Schedule of revised Statement of Financial Position for the historical periods
	For the twelve month period ending December 31, 2020				For the twelve month period ending December 31, 2019
	As reported	Restatement Adjustments[1]	Other Reclassifications[2]	As restated	As reported	Restatement Adjustments[1]	Other Reclassifications[2]	As restated
Operating activities
(Increase)/decrease in operating assets and liabilities:
Trade and other payables	(8,149)	19,944	—	11,795	12,116	20,526	—	32,642
Interest paid	—	(1,839)	—	(1,839)	—	(2,216)	—	(2,216)
Cash flow provided by (used in) operating activities	52,815	18,105	—	70,920	49,976	18,310	—	68,286

Investing activities:
Advances to related parties	—	—	—	—	—	—	(289)	(289)
Proceeds from related parties	—	—	195	195	—	—	332	332
Cash flow provided by (used in) investing activities	(17,286)	—	195	(17,091)	(12,112)	—	43	(12,069)

Financing activities:
Proceeds from borrowings	106,736	—	—	106,736	96,392	—	—	96,392
Payments on borrowings	(106,375)	(19,944)	5,733	(120,586)	(101,961)	(20,526)	4,070	(118,417)
Advances to related parties	—	—	—	—	(289)	—	289	—
Proceeds from related parties	195	—	(195)	—	332	—	(332)	—
Interest paid on borrowings	(16,941)	1,839	—	(15,102)	(18,500)	2,216	—	(16,284)
Payment of lease liabilities	—	—	(5,733)	(5,733)	—	—	(4,070)	(4,070)
Cash Flow generated from (used in) financing activities	(22,209)	(18,105)	(195)	(40,509)	(28,596)	(18,310)	(43)	(46,949)

[1]	In addition to the errors related to factoring and reverse factoring arrangements, this column includes an error related to the classification of interest paid on lease liabilities from financing into operating cash flows.

[2]	Certain reclassifications have been made to prior years Consolidated Statement of Cash Flows to conform to the current year presentation, which include the separate disclosure for payment of lease liabilities and presentation of cash flow to/from related parties regarding loans to such entities in investing activities. These reclassifications had no impact on previously reported loss for the years nor accumulated losses.

	For the six month period ending June 30, 2021			For the six month period ending June 30, 2020
	As reported	Restatement Adjustments(1)	As restated	As reported	Restatement Adjustments(2)	As restated
Operating activities
(Increase)/decrease in operating assets and liabilities:
Trade and other payables	3,275	18,864	22,139	(15,584)	7,715	(7,869)
Interest paid	—	(1,015)	(1,015)		(978)	(978)
Cash flow provided by (used in) operating activities	(1,499)	17,849	16,350	27,440	6,737	34,177

Cash flow provided by (used in) investing activities	(9,583)	—	(9,583)	(6,467)	—	(6,467)

Financing activities:
Proceeds from borrowings	94,744	596	95,340	55,538	—	55,538
Payments on borrowings	(56,640)	(18,445)	(75,085)	(47,734)	(6,737)	(54,471)
Cash Flow generated from (used in) financing activities	26,636	(17,849)	8,787	(6,162)	(6,737)	(12,899)

(1)	The restatement adjustment related to trade and other payables consist of errors related to reverse factoring of $17,549 thousand, factoring of $300 thousand and interest paid on lease liabilities of $1,015 thousand.

(2)	The restatement adjustment related to trade and other payables consist of errors related to reverse factoring of $6,737 thousand and interest paid on lease liabilities of $978 thousand.